DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Assets and Liabilities Information of Group's VIE and Net Revenues, Net Loss and Cash Flows

	December 31,	December 31,
	2023	2024
	RMB	RMB
Cash	257,218	360,788
Prepaid expenses and other current assets	6,592	—
Total current assets	263,810	360,788
Long-term investments (i)	49,003,096	42,537,827
Other non-current assets	12,590	10,000
Total assets	49,279,496	42,908,615
Accrued expenses and other payables	60,587	117,920
Amounts due to related parties (ii)	64,617,353	66,217,253
Total current liabilities	64,677,940	66,335,173
Total liabilities	64,677,940	66,335,173

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	—	—	4,236
Net loss	(7,824,115)	(7,615,247)	(8,028,114)

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(861,350)	(952,664)	(1,496,430)
Net cash used in investing activities	—	—	—
Net cash provided by financing activities (iii)	830,186	1,050,000	1,600,000
(i)

Long-term investments as of December 31, 2023 and 2024 include investment cost and share of losses derived from the 30.96 % equity interests investment in Beijing Huanqiuyimeng Education Consultation Corp. (“Huanqiuyimeng”) in the amount of RMB49,003,096 and RMB42,537,827, respectively, which is eliminated on consolidation.

(ii)	Amounts due to related parties represent the amounts due to the Company’s subsidiaries, which are eliminated on consolidation.
(iii)

RMB830,186, RMB1,050,000 and RMB1,600,000 of net cash provided by financing activities for the years ended December 31, 2022, 2023 and 2024 respectively were related to the transactions with the Company’s subsidiaries, which are eliminated on consolidation.

Credit Concentration Risk | Cash and cash equivalents
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Significant Concentrations and Risks

	December 31,	December 31,
	2023	2024
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	50,134,377	27,548,189
— Denominated in U.S. Dollar (“USD”)	147	150
Total cash balances held at mainland PRC financial institutions	50,134,524	27,548,339
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in Hong Kong Dollar (“HKD”)	798	581
— Denominated in USD	10,031,910	8,975,075
Total cash and cash equivalents balances held at HKSAR financial institutions	10,032,708	8,975,656
Total cash and cash equivalents balances held at financial institutions	60,167,232	36,523,995